21. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Schedule of Variable Interest Entities
	December 31,
	2016	2015
Total assets	$421,952	$636,526
Total liabilities	$537,701	$347,188

	Years Ended December 31,
	2016	2015	2014
Income	$72,387	$34,845	$274
Net income from discontinued operation	11,492	816	162
Net loss from continued operation	(3,537)	(156)	(8,629)